FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2014	2013
	(In thousands)
FHLB advances
Within 1 year	100,000	—
1 to 3 years	700,000	350,000
4 to 5 years	730,000	850,000
More than 5 years	400,000	730,000
	$1,930,000	$1,930,000

$0 of the 2014 advances and $175,000,000 of the 2013 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2014	2013
	(In thousands)
FHLB advances
Within 1 year	$100,000	$175,000
1 to 3 years	700,000	350,000
4 to 5 years	730,000	775,000
More than 5 years	400,000	630,000
	$1,930,000	$1,930,000

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2014	2013	2012
	(In thousands)
Weighted average interest rate at end of year	3.52%	3.52%	3.60%
Weighted daily average interest rate during the year	3.49%	3.57%	4.14%
Daily average of FHLB advances	$1,955,205	$1,905,479	$1,949,019
Maximum amount of FHLB advances at any month end	2,205,000	1,930,000	1,961,895
Interest expense during the year (excludes interest rate swap expense)	68,307	68,075	80,617

Schedule of financial data pertaining to weighted-average cost and amount of securities sold under agreements to repurchase
Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase in 2012 were as follows:

September 30,	2014	2013	2012
	($ in thousands)
Weighted average interest rate at end of year	—%	—%	—%
Weighted daily average interest rate during the year	—%	—%	3.71%
Daily average of securities sold under agreements to repurchase	$—	$—	$692,896
Maximum securities sold under agreements to repurchase at any month end	$—	$—	$800,000
Interest expense during the year	$—	$—	$25,693